TRADE AND OTHER PAYABLES	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
TRADE AND OTHER PAYABLES

As at March 31, 2020 and December 31, 2019, the Company had the following amounts due to creditors:

	March 31, 2020	December 31, 2019
Trade Payables	$59,256	$32,276
Accrued Liabilities	70,500	90,000
	$129,756	$122,276